BANK LOANS	12 Months Ended
Jun. 30, 2024
BANK LOANS
BANK LOANS

NOTE 13. BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Bank of Kunlun (1)	¥950,000	¥843,487	$116,068
Industry and Commercial Bank of China (“ICBC”) (2)	10,000,000	—	—
China Construction Bank (3)	1,501,481	—	—
Industry and Commercial Bank of China (“ICBC”) (4)	—	10,000,000	1,376,046
China Construction Bank (5)	—	1,106,091	152,203
Industry and Commercial Bank of China (“ICBC”) (6)	—	476,381	65,552
Total short-term bank loans	¥12,451,481	¥12,425,959	$1,709,869
(1)	On August 31, 2022, the Company entered into a loan agreement with Bank of Kunlun to borrow up to ¥2,900,000 ($408,456) as working capital for eighteen months, with a maturity date of February 29, 2024. The loan has a fixed interest rate of 6.0% per annum. The Company made a withdrawal in an amount of ¥1,000,000 ($140,847) on August 31, 2022. During the year ended June 30, 2023, the Company repaid ¥50,000 ($6,880). During the year ended June 30, 2024, the Company repaid ¥131,274 ($18,064). The loan is guaranteed by the non-controlling shareholder of Gan Su BHD. The Company also pledged the accounts receivable from the contracts the Company entered into with CNPC as collateral for this loan, and the total value of the contracts are approximately ¥6.5 million (approximately $1.0 million). From June 30, 2024, to the date of this report, the Company has made no repayments. According to the final judgment, the loan that Gansu BHD cannot repay will be deducted from the restricted cash of ¥848,936 from Beijing BHD in the future.
(2)	On June 6, 2023, the Company entered into a revolving loan facility with ICBC to borrow up to ¥10,000,000 ($1,376,046) as working capital for one year, with a maturity date of June 7, 2024. The loan has a fixed interest rate of 2.5% per annum. The Company made the first withdrawal in an amount of ¥5,000,000 ($688,023) on June 9, 2023, with a maturity date of June 7, 2024. Company made the second withdrawal in an amount of ¥5,000,000 ($688,023) on June 13, 2023, with a maturity date of June 7, 2024. These loans are pledged by the self-owned housing property of one of the founders of the Company with carrying value of approximately ¥17.0 million (approximately $2.3 million) as collateral for these loans. The loan was full repaid upon maturity.
(3)	On June 6, 2023, the Company entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,500,000 ($206,407) as working capital for twelve months, with a maturity date of June 9, 2024. The loan has a fixed interest rate of 3.95% per annum. The loan is guaranteed by the non-controlling shareholder of FGS. The loan was full repaid upon maturity.
(4)	On June 25, 2024, the Company entered into a revolving loan facility with ICBC to borrow up to ¥10,000,000 ($1,376,046) as working capital for one year, with a maturity date of June 24, 2025. The loan has a fixed interest rate of 2.8% per annum. The Company made a withdrawal in an amount of ¥10,000,000 ($1,376,046) on June 25, 2024. These loans are pledged by the self-owned housing property of one of the founders of the Company with carrying value of approximately ¥17.0 million (approximately $2.3 million) as collateral for these loans.
(5)	On June 11, 2024, the Company entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,105,000 ($152,053) as working capital for twelve months, with a maturity date of June 11, 2025. The loan has a fixed interest rate of 3.95% per annum. The non-controlling shareholders of FGS are co-borrowers.
(6)	On June 18, 2024, the Company entered into a revolving loan facility with ICBC to borrow up to ¥476,000 ($65,500) as working capital for twelve months, with a maturity date of June 18, 2025. The loan has a fixed interest rate of 3.2% per annum.

Interest expense for the short-term bank loan was ¥486,757, ¥416,481 and ¥332,881 ($45,806) for the years ended June 30, 2022, 2023 and 2024, respectively.